Quarterly Report
February 28, 2021
MFS®  Emerging Markets
Equity Fund
FEM-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Airlines – 0.8%
Shanghai International Air Co., Ltd.	5,336,003	$51,113,292
Alcoholic Beverages – 3.9%
Ambev S.A., ADR	30,155,111	$76,895,533
China Resources Beer Holdings Co. Ltd.	9,798,000	74,223,927
Kweichow Moutai Co. Ltd., “A”	311,332	102,304,852
		$253,424,312
Automotive – 3.3%
Hero MotoCorp Ltd.	1,250,863	$54,733,777
Mahindra & Mahindra Ltd.	8,178,133	90,718,559
PT United Tractors Tbk	42,201,000	66,727,017
		$212,179,353
Biotechnology – 0.4%
Hugel, Inc. (a)	186,947	$28,620,279
Brokerage & Asset Managers – 2.2%
B3 Brasil Bolsa Balcao S.A.	4,264,900	$41,323,306
Moscow Exchange MICEX-RTS PJSC	41,870,867	97,148,450
		$138,471,756
Business Services – 2.0%
Tata Consultancy Services Ltd.	3,267,652	$128,700,622
Chemicals – 0.7%
UPL Ltd.	5,811,058	$44,221,828
Computer Software - Systems – 6.9%
Samsung Electronics Co. Ltd.	6,071,924	$445,292,856
Conglomerates – 1.1%
Jardine Strategic Holdings Ltd.	2,850,400	$73,595,070
Construction – 2.7%
Gree Electric Appliances, Inc.	12,350,485	$112,798,547
Techtronic Industries Co. Ltd.	4,162,500	63,539,377
		$176,337,924
Consumer Services – 2.4%
51job, Inc., ADR (a)	1,058,959	$69,467,711
MakeMyTrip Ltd. (a)	2,466,462	82,749,800
		$152,217,511
Electronics – 9.5%
Silicon Motion Technology Corp., ADR	685,494	$40,745,763
Taiwan Semiconductor Manufacturing Co. Ltd.	25,908,695	566,144,061
		$606,889,824
Energy - Integrated – 0.8%
LUKOIL PJSC, ADR	686,648	$50,949,282

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.1%
Gruma S.A.B. de C.V.	3,890,267	$42,400,396
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	14,060,260	94,068,798
Orion Corp.	594,097	67,949,679
Tingyi (Cayman Islands) Holding Corp.	30,116,000	60,492,530
		$264,911,403
Forest & Paper Products – 0.8%
Suzano S.A. (a)	3,842,700	$50,171,364
Gaming & Lodging – 0.7%
Kangwon Land, Inc. (a)	1,956,376	$42,503,971
General Merchandise – 2.0%
Bim Birlesik Magazalar A.S.	4,311,968	$38,377,633
Lojas Renner S.A.	6,867,500	44,923,905
Walmart de Mexico S.A.B. de C.V.	15,328,159	43,725,660
		$127,027,198
Insurance – 5.7%
AIA Group Ltd.	13,142,000	$164,434,902
Ping An Insurance Co. of China Ltd., “H”	9,908,000	121,735,124
Samsung Fire & Marine Insurance Co. Ltd.	497,381	76,588,263
		$362,758,289
Internet – 15.2%
Alibaba Group Holding Ltd., ADR (a)	1,651,895	$392,754,555
NAVER Corp.	516,713	172,467,623
NetEase.com, Inc., ADR	1,247,236	137,008,875
Tencent Holdings Ltd.	3,180,300	271,638,282
		$973,869,335
Leisure & Toys – 4.3%
Prosus N.V.	2,311,293	$273,459,134
Machinery & Tools – 0.7%
Doosan Bobcat, Inc. (a)	1,479,770	$42,502,410
Major Banks – 2.5%
ABSA Group Ltd.	8,937,030	$71,667,524
China Construction Bank Corp.	113,045,490	90,798,420
		$162,465,944
Metals & Mining – 1.8%
Alrosa PJSC	3,789,900	$5,058,876
Lundin Mining Corp.	5,530,719	63,321,213
Vale S.A., ADR	2,695,450	45,553,105
		$113,933,194
Network & Telecom – 0.6%
VTech Holdings Ltd.	4,209,400	$35,302,422
Other Banks & Diversified Financials – 8.6%
Banco de Chile	373,918,419	$40,966,818
Credicorp Ltd.	208,184	33,311,522
E.Sun Financial Holding Co. Ltd.	46,450,282	42,161,363
Grupo Financiero Inbursa S.A. de C.V. (a)	21,607,992	19,479,314
HDFC Bank Ltd. (a)	3,221,415	67,264,600
Housing Development Finance Corp. Ltd.	3,303,701	114,165,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Komercni Banka A.S. (a)	1,262,906	$39,475,365
Public Bank Berhad	17,893,404	18,390,750
Sberbank of Russia	39,839,253	144,320,005
Tisco Financial Group PLC	11,028,400	34,766,816
		$554,301,598
Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	28,158,594	$28,251,464
Precious Metals & Minerals – 1.4%
Gold Fields Ltd., ADR	7,568,301	$61,984,385
Polymetal International PLC	1,504,210	29,789,885
		$91,774,270
Real Estate – 2.6%
Aldar Properties PJSC	29,820,993	$29,714,233
ESR Cayman Ltd. (a)	15,968,800	50,542,973
Hang Lung Properties Ltd.	13,325,000	34,530,294
Multiplan Empreendimentos Imobiliarios S.A.	7,404,404	26,001,690
Swire Properties Ltd.	7,612,400	24,486,637
		$165,275,827
Restaurants – 2.4%
Yum China Holdings, Inc.	2,609,467	$156,150,505
Specialty Chemicals – 0.8%
PTT Global Chemical PLC	25,452,400	$53,421,745
Telecommunications - Wireless – 0.5%
Mobile TeleSystems PJSC, ADR	4,070,798	$33,461,960
Telephone Services – 2.4%
Hellenic Telecommunications Organization S.A.	7,603,314	$116,873,997
PT Telekom Indonesia	146,205,600	35,832,692
		$152,706,689
Tobacco – 0.3%
PT Hanjaya Mandala Sampoerna Tbk	173,612,200	$16,276,144
Utilities - Electric Power – 0.5%
CESC Ltd.	4,251,853	$34,939,037
Total Common Stocks		$6,097,477,812
Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 0.07% (v)	315,603,937	$315,603,937

Other Assets, Less Liabilities – 0.1%		7,822,057
Net Assets – 100.0%		$6,420,903,806
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $315,603,937 and $6,097,477,812, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$1,660,331,491	$74,223,927	$—	$1,734,555,418
South Korea	345,625,844	530,299,237	—	875,925,081
Taiwan	40,745,763	608,305,424	—	649,051,187
India	392,880,067	224,613,201	—	617,493,268
Hong Kong	372,836,605	73,595,070	—	446,431,675
Russia	114,201,127	246,527,331	—	360,728,458
Brazil	284,868,903	—	—	284,868,903
Netherlands	273,459,134	—	—	273,459,134
Mexico	133,856,834	—	—	133,856,834
Other Countries	619,614,021	101,493,833	—	721,107,854
Mutual Funds	315,603,937	—	—	315,603,937
Total	$4,554,023,726	$1,859,058,023	$—	$6,413,081,749
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$72,639,421	$1,157,547,900	$914,576,905	$(5,594)	$(885)	$315,603,937
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77,179	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2021, are as follows:
China	27.1%
South Korea	13.7%
Taiwan	10.1%
India	9.6%
Hong Kong	7.0%
Russia	5.6%
United States	4.9%
Brazil	4.4%
Netherlands	4.3%
Other Countries	13.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.